Consolidated shareholders’ equity - Summary of Options Outstanding and Exercisable (Details) - Stock Option Plan	12 Months Ended
	Dec. 31, 2025 shares € / shares	Dec. 31, 2026 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	725,044
Exercisable, number of options (in shares) | shares	725,044
Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	168,784
Weighted average residual life (years)	2 years 4 months 2 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in euros per share)	€ 65.84
Exercisable, number of options (in shares) | shares	168,784
Weighted average exercise price per share, Options exercisable (in euros per share)	€ 65.84
Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	299,250
Weighted average residual life (years)	2 years 5 months 19 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in euros per share)	€ 76.48
Exercisable, number of options (in shares) | shares	299,250
Weighted average exercise price per share, Options exercisable (in euros per share)	€ 76.48
Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	257,010
Weighted average residual life (years)	1 year 4 months 9 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in euros per share)	€ 88.97
Exercisable, number of options (in shares) | shares	257,010
Weighted average exercise price per share, Options exercisable (in euros per share)	€ 88.97
Bottom of range | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)		€ 60.00
Bottom of range | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)		70.00
Bottom of range | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)		80.00
Top of range | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)		70.00
Top of range | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)		80.00
Top of range | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)		€ 90.00